SCHEDULE OF MOVEMENT OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Credit Loss [Abstract]
Beginning balance
Addition	17,708
Exchange difference	(25)
Ending balance	$ 17,733